Insurance Contract Liabilities and Reinsurance Assets - Summary of Carrying Value of Assets Backing Net Insurance Contract Liabilities, Other Liabilities and Capital (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	$ 848,941	$ 917,643
Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	54,638	52,014
Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	47,057	42,842
Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	13,272	13,233
Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	203,904	224,139
Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	23,519	28,067
Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	506,551	557,348
Individual insurance participating [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	86,798	86,695
Individual insurance participating [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	4,378	3,799
Individual insurance participating [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	6,810	6,005
Individual insurance participating [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	3,346	3,467
Individual insurance participating [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	42,279	43,278
Individual insurance participating [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	12,253	14,667
Individual insurance participating [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	17,732	15,479
Individual insurance non-participating [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	140,158	151,108
Individual insurance non-participating [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	14,101	13,295
Individual insurance non-participating [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	19,498	17,741
Individual insurance non-participating [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	7,030	6,814
Individual insurance non-participating [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	72,706	82,050
Individual insurance non-participating [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	6,792	8,112
Individual insurance non-participating [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	20,031	23,096
Annuities and pensions [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	31,111	37,452
Annuities and pensions [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	4,350	4,572
Annuities and pensions [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	8,038	7,370
Annuities and pensions [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	913	987
Annuities and pensions [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	15,686	19,575
Annuities and pensions [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	336	453
Annuities and pensions [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	1,788	4,495
Other insurance contract liabilities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	65,664	72,489
Other insurance contract liabilities [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	8,766	8,526
Other insurance contract liabilities [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	10,497	9,775
Other insurance contract liabilities [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	1,875	1,782
Other insurance contract liabilities [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	31,998	36,207
Other insurance contract liabilities [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	562	374
Other insurance contract liabilities [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	11,966	15,825
Other Liabilities [member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	462,717	503,894
Other Liabilities [member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	22,997	21,802
Other Liabilities [member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	2,003	1,723
Other Liabilities [member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	(66)	6
Other Liabilities [member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	9,739	10,723
Other Liabilities [member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	675	626
Other Liabilities [member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	427,369	469,014
Capital [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	62,493	66,005
Capital [Member] | Mortgages [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	46	20
Capital [Member] | Private placements [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	211	228
Capital [Member] | Real estate [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	174	177
Capital [Member] | Debt securities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	31,496	32,306
Capital [Member] | Public equities [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	2,901	3,835
Capital [Member] | Other [Member]
Disclosure Of Carrying Value Measurement Of Assets [Line Items]
Carrying value of total assets	$ 27,665	$ 29,439